Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Other Assets [Abstract]
Reimbursable amounts due from customers	$ 1.7				$ 7.4
Prepaid expenses	1.3				5.3
Deferred tax effect of internal transfer of assets – current portion	9.2				9.1
Derivative financial instruments	1.4				1.5
VAT receivables	0.8				1.8
Other	0.7				0.0
Total other current assets	$ 15.1	$ 16.3	$ 18.4	$ 18.1	$ 25.1	[1]	$ 22.0

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".